CONCESSION ARRANGEMENTS RIGHTS - Summary of the main concession contracts (Details)	12 Months Ended
Dec. 31, 2018
Surtigas S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Transmetano E.S.P. S.A
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Promigas S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Promioriente S.A. E.S.P
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gases de Occidente S.A. E.S.P
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Compania Energetica de Occidente S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	34.00%
Gases del Pacifico S.A.C.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	37.00%
Sociedad Portuaria El Cayao S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Proyectos de Infraestructura S.A.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Concesionaria vial de los Andes S.A.S. Coviandes
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Concesiones CCFC S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Concesionaria Panamericana S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Concesionaria Vial del Pacifico S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	14.03%
Concesionaria Nueva Via del Mar S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	2.61%
Concesionaria Vial Andina S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	38.37%
Concesionaria Vial Del Oriente S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	12.83%